Commitments And Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2008 plaintiff	Dec. 31, 2012	Dec. 31, 2006 plaintiff
Commitments And Contingencies [Line Items]
Operating lease adjustment period		5 years
Annual lease payments for land		$ 608
Annual lease payments for land due on aggregate remaining years		14,299
Estimated annual commitments to purchase water through the next five years		11,553
Aggregate amount of the commitments for the remaining years		32,826
Purchase Obligation Term		20 years
Future contractual cash obligation, 2013		924
Future contractual cash obligation, 2014		944
Future contractual cash obligation, 2015		964
Future contractual cash obligation, 2016		985
Future contractual cash obligation, 2017		1,006
Future contractual cash obligation, thereafter		12,677
Estimated capital expenditures required fiscal year		16,600
Estimated capital expenditures required next two year		3,950
Aggregate amount accrued for loss contingencies		13,238
Amount probable of recovery through insurance		1,865
Number of plaintiffs			2
Number of additional plaintiffs	35
Proposed penalty related to sanitary overflows		$ 254
Minimum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year		2014
Maximum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year		2051